STOCK-BASED COMPENSATION (Details 3) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Stock based awards
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)			$ 35.93
Stock options
Stock based awards
Weighted-average remaining life of exercisable stock options	4 years 7 months 6 days		4 years 2 months 12 days
Exercisable stock options, aggregate intrinsic value (in dollars)	$ 58.7	$ 58.7	$ 116.7
Exercisable Stock Options, Weighted-Average Exercise Price (in dollars per share)			$ 35.93
Number of options vested or expected to vest (in shares)	2,902,000	2,902,000	2,623,688
Options vested or expected to vest, aggregate intrinsic value (in dollars)	$ 61.8	$ 61.8	$ 142.8
Options vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 47.86	$ 47.86	$ 43.43
Unrecognized compensation cost (in dollars)	$ 9.2	$ 9.2	$ 7.6
Period over which unrecognized compensation cost is expected to be recognized		2 years 9 months 18 days	2 years 3 months 18 days
Total intrinsic value of options exercised (in dollars)	0.3	$ 7.2	$ 100.9	$ 40.4	$ 12.0
Grant date fair value of shares vested (in dollars)			8.8	$ 9.3	$ 8.1
Restricted stock
Stock based awards
Unrecognized compensation cost (in dollars)	$ 29.9	$ 29.9	$ 20.0
Period over which unrecognized compensation cost is expected to be recognized		2 years 8 months 12 days	2 years 3 months 18 days
Restricted stock awards activity, shares
Unvested at the beginning of the period (in shares)		634,000	576,000	430,000	323,000
Granted (in shares)		275,250	230,375	307,000	244,000
Vested (in shares)		(214,000)	(157,000)	(155,000)	(119,000)
Forfeited/Expired (in shares)		(8,000)	(15,000)	(6,000)	(18,000)
Unvested at the end of the period (in shares)	687,000	687,000	634,000	576,000	430,000
Restricted stock awards activity, weighted average grant date fair value
Unvested at the beginning of the period (in dollars per share)		$ 64.03	$ 55.17	$ 52.52	$ 42.38
Granted (in dollars per share)		68.83	79.67	54.18	59.76
Vested (in dollars per share)		54.18	54.08	45.88	40.21
Forfeited/Expired (in dollars per share)		66.51	67.92	54.67	49.75
Unvested at the end of the period (in dollars per share)	$ 66.93	$ 66.93	$ 64.03	$ 55.17	$ 52.52